UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08464

High Income Opportunities Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 9.9%(1)
Security	Principal Amount	Value
Automotive & Auto Parts — 0.4%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 8.75%, Maturing 7/13/15	$2,560,000	$1,484,800
Ford Motor Co., Term Loan, Maturing 12/15/13(2)	990,000	550,157
		$2,034,957
Broadcasting — 1.0%
HIT Entertainment, Inc., Term Loan - Second Lien, 8.30%, Maturing 2/5/13	$9,180,000	$5,003,100
		$5,003,100
Building Materials — 0.5%
Panolam Industries Holdings, Inc., Term Loan, 6.51%, Maturing 9/30/12	$2,540,000	$2,184,400
		$2,184,400
Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 8.56%, Maturing 5/4/15	$1,080,000	$667,800
		$667,800
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 5.06%, Maturing 5/25/13	$1,526,750	$1,145,062
		$1,145,062
Food / Beverage / Tobacco — 0.3%
Dole Food Co., Inc., Term Loan, Maturing 4/12/13(2)	$202,713	$148,572
Dole Food Co., Inc., Term Loan, Maturing 4/12/13(2)	359,291	263,330
Dole Food Co., Inc., Term Loan, Maturing 4/12/13(2)	1,338,613	981,092
		$1,392,994
Gaming — 1.3%
BLB Worldwide Holdings, Term Loan - Second Lien, 7.06%, Maturing 6/30/12(5)	$5,410,000	$541,000
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 7.06%, Maturing 5/18/14	1,580,000	1,327,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	4,485,545	4,261,267
		$6,129,467

Security	Principal Amount	Value
Healthcare — 0.8%
Advanced Medical Optics, Inc., Term Loan, 4.63%, Maturing 4/2/14	$1,368,889	$995,867
Community Health Systems, Inc., Term Loan, 0.00%, Maturing 7/25/14(3)	66,657	54,384
Community Health Systems, Inc., Term Loan, 5.06%, Maturing 7/25/14	1,303,343	1,063,365
Community Health Systems, Inc., Term Loan, Maturing 7/25/14(2)	875,237	687,941
Community Health Systems, Inc., Term Loan, Maturing 7/25/14(2)	44,763	35,184
HCA, Inc., Term Loan, Maturing 11/18/13(2)	1,410,000	1,167,128
		$4,003,869
Homebuilders / Real Estate — 1.4%
Realogy Corp., Term Loan, 6.50%, Maturing 10/10/13	$578,539	$265,376
Realogy Corp., Term Loan, 6.50%, Maturing 9/1/14	1,634,652	996,851
Realogy Corp., Term Loan, 6.50%, Maturing 9/1/14	6,071,564	3,702,588
Realogy Corp., Term Loan, Maturing 10/10/13(2)	580,000	479,950
Realogy Corp., Term Loan, Maturing 9/1/14(2)	289,558	241,057
Realogy Corp., Term Loan, Maturing 9/1/14(2)	1,075,501	895,354
		$6,581,176
Leisure — 0.4%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., (PIK), DIP Loan, 18.72%, Maturing 10/31/08(5)(6)	$56,273	$56,273
Universal City Development Partners, Ltd., Term Loan, Maturing 6/9/11(2)	2,260,000	1,943,600
		$1,999,873
Services — 1.9%
Adesa, Inc., Term Loan, 6.02%, Maturing 10/18/13	$5,187,556	$3,454,046
Catalina Marketing Corp., Term Loan, 9.28%, Maturing 11/1/08	2,965,000	2,624,025
Neff Rental, Inc., Term Loan - Second Lien, 6.40%, Maturing 5/31/13	1,310,000	532,188
Rental Service Corp., Term Loan - Second Lien, 7.71%, Maturing 11/30/13	1,854,309	1,166,186
Rental Service Corp., Term Loan - Second Lien, Maturing 11/30/13(2)	940,000	559,300
West Corp., Term Loan, Maturing 10/24/13(2)	960,000	621,600
		$8,957,345

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount	Value
Super Retail — 0.8%
General Nutrition Centers, Inc., Term Loan, 6.01%, Maturing 9/16/13	$1,831,058	$1,353,599
General Nutrition Centers, Inc., Term Loan, Maturing 9/16/13(2)	1,940,000	1,261,000
Sally Holdings, LLC, Term Loan, Maturing 11/16/13(2)	1,220,000	957,264
		$3,571,863
Telecommunications — 0.3%
Level 3 Communications, Inc., Term Loan, 7.00%, Maturing 3/13/14	$1,990,000	$1,487,525
		$1,487,525
Transportation Ex Air / Rail — 0.1%
CEVA Group, PLC, Term Loan, Maturing 8/2/15(2)	$249,910	$161,192
CEVA Group, PLC, Term Loan, Maturing 8/2/15(2)	752,661	485,466
		$646,658
Utilities — 0.4%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 6.30%, Maturing 10/10/14	$2,188,945	$1,717,105
		$1,717,105
Total Senior Floating-Rate Interests (identified cost $66,867,905)		$47,523,194
Corporate Bonds & Notes — 86.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$1,625	$901,875
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	2,030	1,146,950
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	1,085	819,175
		$2,868,000
Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$1,110	$754,880
		$754,880

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 3.6%
Allison Transmission, Inc., 11.00%, 11/1/15(4)	$2,030	$1,278,900
Altra Industrial Motion, Inc., 9.00%, 12/1/11	3,965	3,588,325
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	510,300
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	793,350
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	910	675,660
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	995	581,441
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	5,400	3,629,351
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	119,795
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	6,080	3,865,032
General Motors Acceptance Corp., Variable Rate, 4.054%, 5/15/09	955	832,302
General Motors Corp., Sr. Notes, 7.20%, 1/15/11	880	358,600
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,043,750
		$17,276,806
Broadcasting — 0.5%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(4)	$1,675	$1,465,625
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	2,515	968,275
		$2,433,900
Building Materials — 1.9%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$659,325
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,310	1,015,250
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	2,955	2,186,700
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	5,230	3,164,150
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13(4)	3,030	2,014,950
		$9,040,375
Cable / Satellite TV — 2.5%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$270	$228,487
CCH I Holdings, LLC, Sr. Notes, 11.00%, 10/1/15	535	224,700
CCH II Holdings, LLC, Sr. Notes, 10.25%, 10/1/13	585	368,550
CCH II Holdings, LLC, Sr. Notes, 10.25%, 10/1/13(4)	445	271,450
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	3,484,600

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Cable / Satellite TV (continued)
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	$2,340	$1,912,950
CSC Holdings, Inc., Sr. Notes, Series B, 8.125%, 8/15/09	510	489,600
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	2,589,925
Mediacom Broadband Group, Sr. Notes, 8.50%, 10/15/15	1,070	797,150
National Cable PLC, 8.75%, 4/15/14	455	320,775
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	1,865	1,240,225
		$11,928,412
Capital Goods — 1.8%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,287,900
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	1,978,950
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,384,600
ESCO Corp., Sr. Notes, Variable Rate, 6.694%, 12/15/13(4)	1,720	1,315,800
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	1,462,975
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,234,200
		$8,664,425
Chemicals — 2.0%
CII Carbon, LLC, 11.125%, 11/15/15(4)	$1,665	$1,540,125
INEOS Group Holdings PLC, Sr. Notes, 8.50%, 2/15/16(4)	4,115	1,543,125
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.953%, 11/15/13	2,325	1,569,375
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	4,830,000
		$9,482,625
Consumer Products — 0.8%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$3,736,775
		$3,736,775
Containers — 1.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,103,275
Pliant Corp. (PIK), 11.625%, 6/15/09	6,438	4,510,500
Solo Cup Co., 8.50%, 2/15/14	285	192,375
		$7,806,150

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,462,925
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(4)	2,090	574,750
		$2,037,675
Diversified Media — 2.0%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$793,125
Affinion Group, Inc., 11.50%, 10/15/15	2,490	1,506,450
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,531,800
Nielsen Finance, LLC, 10.00%, 8/1/14	6,870	5,015,100
Nielsen Finance, LLC, 12.50%, (0% until 2011) 8/1/16	1,795	700,050
		$9,546,525
Energy — 9.9%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$3,570	$2,338,350
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,106,875
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,600	1,612,000
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	1,488,825
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	2,624,596
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,238,875
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	2,828,000
OPTI Canada, Inc., 7.875%, 12/15/14	1,915	1,158,575
OPTI Canada, Inc., 8.25%, 12/15/14	2,135	1,281,000
Petrohawk Energy Corp., 9.125%, 7/15/13	7,700	5,967,500
Petrohawk Energy Corp., Sr. Notes, 7.875%, 6/1/15(4)	225	153,562
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,216,750
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	135,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	4,735	3,125,100
Plains Exploration & Production Co., 7.00%, 3/15/17	2,050	1,353,000
Quicksilver Resources, Inc., 7.125%, 4/1/16	3,415	2,202,675
Quicksilver Resources, Inc., 8.25%, 8/1/15	290	203,000
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(4)	3,730	2,499,100
SandRidge Energy, Inc., Sr. Notes (PIK), 8.625%, 4/1/15	4,240	2,819,600
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(4)(5)	6,330	411,450
SESI, LLC, 6.875%, 6/1/14	700	591,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	5,410	4,084,550

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Energy (continued)
United Refining Co., Sr. Notes, 10.50%, 8/15/12	$9,420	$6,688,200
VeraSun Energy Corp., 9.875%, 12/15/12(5)	1,240	514,600
		$47,642,683
Entertainment / Film — 1.5%
AMC Entertainment, Inc., 11.00%, 2/1/16	$8,890	$7,067,550
		$7,067,550
Environmental — 0.8%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$4,915	$3,956,575
		$3,956,575
Food & Drug Retail — 0.8%
Rite Aid Corp., 7.50%, 3/1/17	$5,515	$3,502,025
Rite Aid Corp., 10.375%, 7/15/16	530	371,000
		$3,873,025
Food / Beverage / Tobacco — 2.9%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0% until 2008), 11/1/11	$6,585	$5,728,950
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	9,161	8,290,705
		$14,019,655
Gaming — 8.6%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(4)	$5,755	$2,043,025
CCM Merger, Inc., 8.00%, 8/1/13(4)	3,635	2,162,825
Chukchansi EDA, Sr. Notes, Variable Rate, 6.328%, 11/15/12(4)	595	318,325
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	705	623,491
Fontainebleau Las Vegas Casino, LLC, 10.25%, 6/15/15(4)	9,480	1,327,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	1,755	675,675
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(4)(5)	1,180	259,600
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	2,880	1,454,400
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,615	1,608,675
Majestic HoldCo, LLC, 12.50%, 10/15/11(4)	1,620	10,125
Mandalay Resort Group, 6.50%, 7/31/09	2,015	1,843,725

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	$2,930	$1,714,050
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,669,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,060	784,400
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	3,993,187
Park Place Entertainment, 7.875%, 3/15/10	8,215	4,682,550
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,795	1,760,850
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	310	216,225
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,184	1,083,360
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,034,625
Scientific Games Corp., 7.875%, 6/15/16(4)	725	558,250
Seminole Hard Rock Entertainment, Variable Rate, 5.319%, 3/15/14(4)	2,190	1,456,350
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	510	133,875
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,163,387
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)	5,530	3,896,495
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,725	2,765,812
		$41,240,282
Healthcare — 6.0%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$1,836,425
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	4,689,900
Biomet, Inc., 11.625%, 10/15/17	5,775	5,053,125
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	2,050	1,660,500
HCA, Inc., 7.875%, 2/1/11	344	288,960
HCA, Inc., 9.125%, 11/15/14	253	218,213
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	5,535	5,119,875
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	3,663,000
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,144,850
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,225,275
US Oncology, Inc., 10.75%, 8/15/14	2,675	2,099,875
		$28,999,998
Hotels — 0.4%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$2,390	$1,744,700
		$1,744,700

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
HUB International Holdings, Sr. Notes, 9.00%, 12/15/14(4)	$670	$505,850
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.679%, 11/15/14(4)	1,200	763,500
		$1,269,350
Leisure — 1.9%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(4)(5)	$3,274	$24,551
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(4)(5)	2,315	463,000
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(4)(5)	3,985	1,803,213
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	198	133,313
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,090	763,000
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	280	180,600
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	560	361,200
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	210	156,450
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.551%, 5/1/10	7,080	5,274,600
		$9,159,927
Metals / Mining — 1.5%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$5,270	$1,844,500
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	5,820	4,015,800
Freeport-McMoran Copper & Gold, Sr. Notes, 8.375%, 4/1/17	1,450	1,139,825
		$7,000,125
Paper — 2.4%
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13	$887	$447,935
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12	2,710	1,395,650
NewPage Corp., 10.00%, 5/1/12	3,140	2,150,900
NewPage Corp., 12.00%, 5/1/13	4,130	2,457,350
NewPage Corp., Variable Rate, 9.051%, 5/1/12	1,655	1,166,775
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	5,170	2,559,150
Stone Container Corp., Sr. Notes, 8.375%, 7/1/12	1,105	569,075
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,170	878,850
		$11,625,685

Security	Principal Amount (000's omitted)	Value
Publishing / Printing — 0.7%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$1,835	$692,713
Harland Clarke Holdings, 9.50%, 5/15/15	975	472,875
Reader's Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	7,230	2,078,625
Windstream Regatta Holdings, Inc., Sr. Sub. Notes, 11.00%, 12/1/17(4)	695	330,125
		$3,574,338
Railroad — 0.7%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$905,625
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	511,875
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	2,390	1,977,725
		$3,395,225
Restaurants — 1.3%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$3,559,875
NPC International, Inc., 9.50%, 5/1/14	4,665	2,915,625
		$6,475,500
Services — 7.5%
Aramark Services, Inc., 8.50%, 2/1/15	$1,425	$1,225,500
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	4,175	3,068,625
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	6,650	4,621,750
Hertz Corp., 8.875%, 1/1/14	295	216,825
Hertz Corp., 10.50%, 1/1/16	3,655	2,275,238
Laureate Education, Inc., 10.00%, 8/15/15(4)	4,915	3,563,375
Laureate Education, Inc., 11.75%, 8/15/17(4)	3,930	2,613,450
Laureate Education, Inc. (PIK), 10.25%, 8/15/15(4)	6,981	4,757,256
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	2,575	2,072,875
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	1,953,600
Rental Service Corp., 9.50%, 12/1/14	4,970	3,006,850
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(4)	2,340	1,977,300
Travelport, LLC, 9.875%, 9/1/14	4,355	2,090,400
Travelport, LLC, 11.875%, 9/1/16	537	217,485
West Corp., 9.50%, 10/15/14	4,480	2,464,000
		$36,124,529

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Steel — 0.7%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$3,553,000
		$3,553,000
Super Retail — 5.3%
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 7.584%, 3/15/14	$5,590	$3,493,750
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	4,220	2,637,500
Neiman Marcus Group, Inc., 9.00%, 10/15/15	4,915	3,391,350
Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,040	7,396,800
Sally Holdings, LLC, 9.25%, 11/15/14	1,130	909,650
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	3,235	2,377,725
Toys "R" Us, 7.375%, 10/15/18	1,525	800,625
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	7,386	4,210,020
		$25,217,420
Technology — 3.9%
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	$475	$350,906
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	475	296,281
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,455	1,473,000
Avago Technologies Finance, 10.125%, 12/1/13	1,480	1,250,600
Avago Technologies Finance, 11.875%, 12/1/15	2,860	2,330,900
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15(4)	4,830	3,018,750
First Data Corp., 9.875%, 9/24/15	2,370	1,528,650
Nortel Networks, Ltd., 10.75%, 7/15/16(4)	5,490	2,923,425
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	6,375	5,418,750
		$18,591,262
Telecommunications — 6.8%
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(4)	$600	$339,000
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	9,212	5,204,780
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(4)	3,795	2,979,075
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	6,370	5,478,200
Intelsat Corp., 9.25%, 8/15/14(4)	3,750	3,243,750
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(4)	4,003	3,372,528
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13(4)	4,020	3,517,500
Sprint Capital Corp., 6.875%, 11/15/28	855	501,181
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(4)	9,090	5,499,450
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(4)	4,060	2,537,500
		$32,672,964

Security	Principal Amount (000's omitted)	Value
Textiles / Apparel — 3.0%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$145	$95,700
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,335	941,175
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,300	7,672,500
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	4,425,250
Quiksilver, Inc., 6.875%, 4/15/15	2,700	1,309,500
		$14,444,125
Transportation Ex Air / Rail — 0.6%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$3,825	$2,773,125
		$2,773,125
Utilities — 1.0%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,223	$2,000,369
Dynegy Holdings, Inc., Sr. Notes, 7.75%, 6/1/19	570	384,750
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	75	63,563
NGC Corp., 7.625%, 10/15/26	3,205	1,458,275
NRG Energy, Inc., 7.25%, 2/1/14	430	377,325
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	286,750
		$4,571,032
Total Corporate Bonds & Notes (identified cost $611,763,354)		$414,568,623
Common Stocks — 1.4%
Security	Shares	Value
Chemicals — 0.0%
Texas Petrochemicals, Inc.(7)	7,851	$113,840
		$113,840
Energy — 0.6%
Petroplus Holdings AG(7)	100,000	$2,647,236
		$2,647,236
Gaming — 0.3%
Fontainebleau Equity Holdings, Class A(6)(8)	148,726	$1,264,171
Shreveport Gaming Holdings, Inc.(6)(7)	4,858	79,671
		$1,343,842

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Leisure — 0.0%
HRP, Class B(4)(6)(7)	2,375	$0
		$0
Super Retail — 0.5%
GameStop Corp., Class A(7)	76,467	$2,094,431
GNC Acquisition Holdings, Class A(6)(8)	108,818	462,477
		$2,556,908
Total Common Stocks (identified cost $12,276,591)		$6,661,826
Convertible Preferred Stocks — 0.8%
Security	Shares	Value
Energy — 0.8%
Chesapeake Energy Corp., 4.50%	53,543	$3,319,130
Chesapeake Energy Corp., 5.00%(4)	6,292	427,856
		$3,746,986
Total Convertible Preferred Stocks (identified cost $5,951,414)		$3,746,986
Preferred Stocks — 0.2%
Security	Shares/Units	Value
Gaming — 0.2%
Fontainebleau Resorts LLC (PIK)(6)(8)	4,018	$1,076,952
		$1,076,952
Super Retail — 0.0%
GNC Acquisition Holdings(6)(8)	37,182	$97,789
		$97,789
Total Preferred Stocks (identified cost $4,204,390)		$1,174,741

Miscellaneous — 0.1%
Security	Shares	Value
Cable / Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(7)	7,585,000	$227,550
Adelphia, Inc., Escrow Certificate(7)	3,555,000	106,650
Adelphia Recovery Trust(7)	10,758,837	215,177
		$549,377
Utilities — 0.0%
Mirant Corp., Escrow Certificate(6)(7)(8)	1,440,000	$144
Mirant Corp., Escrow Certificate(6)(7)(8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$549,841
Warrants — 0.5%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(6)(7)	13,600	$0
		$0
Gaming — 0.5%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(6)(7)(8)	25,351	$2,466,672
		$2,466,672
Total Warrants (identified cost $730,314)		$2,466,672

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Short-Term Investments — 0.0%
Description	Interest (000's omitted)	Value
Cash Management Portfolio, 1.90%(9)	$2	$2,143
Total Short-Term Investments (identified cost $2,143)		$2,143
Total Investments — 99.3% (identified cost $711,694,769)		$476,694,026
Less Unfunded Loan Commitments — (0.0)%		$(66,657)
Net Investments — 99.3% (identified cost $711,628,112)		$476,627,369
Other Assets, Less Liabilities — 0.7%		$3,433,712
Net Assets — 100.0%		$480,061,081

DIP - Debtor in Possession

PIK - Payment In Kind.

(1)  Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after October 31, 2008, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $115,596,988 or 24.1% of the Portfolio's net assets.

(5)  Defaulted security.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Non-income producing security.

(8)  Restricted security.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $711,625,969)	$476,625,226
Affiliated investment, at value (identified cost, $2,143)	2,143
Cash	560
Restricted cash*	11,484,000
Receivable for investments sold	1,904,263
Dividends and interest receivable	16,958,667
Interest receivable from affiliated investment	934
Receivable for open forward foreign currency contracts	41,814
Receivable for open swap contracts	6,714
Total assets	$507,024,321
Liabilities
Payable for investments purchased	$14,430,770
Payable for open swap contracts	7,488,965
Premium received on swap contracts	2,126,991
Payable for closed swap contracts, net	1,507,805
Demand note payable	900,000
Payable to affiliate for investment adviser fee	320,381
Payable to affiliate for Trustees' fees	1,683
Accrued expenses	186,645
Total liabilities	$26,963,240
Net Assets applicable to investors' interest in Portfolio	$480,061,081
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$722,502,261
Net unrealized depreciation (computed on the basis of identified cost)	(242,441,180)
Total	$480,061,081

* Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest and other income	$71,238,932
Dividends	573,840
Interest income allocated from affiliated investment	113,216
Expenses allocated from affiliated investment	(15,084)
Total investment income	$71,910,904
Expenses
Investment adviser fee	$4,374,158
Trustees' fees and expenses	21,577
Custodian fee	270,190
Legal and accounting services	118,348
Interest expense	209,300
Miscellaneous	21,388
Total expenses	$5,014,961
Deduct — Reduction of custodian fee	$27
Total expense reductions	$27
Net expenses	$5,014,934
Net investment income	$66,895,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(42,151,839)
Swap contracts	2,266,535
Foreign currency and forward foreign currency exchange contract transactions	571,244
Net realized loss	$(39,314,060)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(225,576,418)
Swap contracts	(8,234,185)
Foreign currency and forward foreign currency exchange contracts	41,814
Net change in unrealized appreciation (depreciation)	$(233,768,789)
Net realized and unrealized loss	$(273,082,849)
Net decrease in net assets from operations	$(206,186,879)

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Year Ended October 31, 2007
From operations — Net investment income	$66,895,970	$85,423,789
Net realized gain (loss) from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(39,314,060)	24,546,753
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(233,768,789)	(43,770,374)
Net increase (decrease) in net assets from operations	$(206,186,879)	$66,200,168
Capital transactions — Contributions	$93,764,788	$171,543,814
Withdrawals	(279,784,438)	(452,800,848)
Net decrease in net assets from capital transactions	$(186,019,650)	$(281,257,034)
Net decrease in net assets	$(392,206,529)	$(215,056,866)
Net Assets
At beginning of year	$872,267,610	$1,087,324,476
At end of year	$480,061,081	$872,267,610

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2008	2007	2006	2005	2004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.70%	0.63%	0.59%	0.58%	0.59%
Net investment income	9.38%	8.33%	8.13%	8.06%	8.61%
Portfolio Turnover	48%	81%	62%	62%	80%
Total Return	(29.08)%	6.54%	11.66%	6.54%	12.79%
Net assets, end of year (000's omitted)	$480,061	$872,268	$1,087,324	$1,110,139	$1,291,973

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

High Income Opportunities Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 71.6%, 11.1%, 5.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures established by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on the other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR),

High Income Opportunities Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may,

High Income Opportunities Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio's average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio's daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended October 31, 2008, the Portfolio's adviser fee totaled $4,388,188 of which $14,030 was allocated from Cash Management and $4,374,158 was paid or accrued directly by the Portfolio. For the year ended October 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.61% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on senior loans, aggregated $341,339,105 and $463,469,819, respectively, for the year ended October 31, 2008.

High Income Opportunities Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$714,123,940
Gross unrealized appreciation	$2,574,399
Gross unrealized depreciation	(240,070,970)
Net unrealized depreciation	$(237,496,571)

5  Restricted Securities

At October 31, 2008, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$462,477
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		97,789
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,264,171
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,018	4,018,480		1,076,952
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	25,351	0	(1)	2,466,672
Total Restricted Securities			$6,533,192		$5,368,525

(1) Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation
11/28/08	Swiss Franc 3,018,000	United States Dollar $2,645,019	$41,814

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	First Data Corp.	Sell	$1,525	3.20%	12/20/09	$(52,111)
Citigroup, Inc.	AMD, Inc.	Sell	7,000	6.40	12/20/12	(2,667,400)
	First Data Corp.	Sell	3,050	3.20	12/20/09	(104,221)
	First Data Corp.	Sell	3,050	3.55	12/21/09	(91,567)
General	Motors Corp.	Sell	4,000	5.00	9/20/09	(1,053,233)
Nortel	Networks Corp.	Sell	5,000	5.00	12/20/09	(246,505)
	Nortel Networks Corp.	Sell	10,000	5.00	12/20/10	(604,115)
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/10	(650,626)

High Income Opportunities Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan
Chase Bank	AMD, Inc.	Sell	$1,500	6.50%	12/20/12	$(568,813)
	AMD, Inc.	Sell	1,500	6.40	12/20/12	(571,585)
	Ford Motor Corp.	Sell	3,200	8.50	3/20/10	(570,295)
Morgan Stanley Capital Services, Inc.	Intelsat Ltd.	Sell	2,940	3.75	12/20/08	6,714
RBS
Greenwich Capital	First Data Corp.	Sell	3,040	3.95	12/20/10	(204,664)
	First Data Corp.	Sell	1,520	3.90	12/20/10	(103,830)
						$(7,482,251)

At October 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $900,000 at an interest rate of 0.925%. Average borrowings and the average interest rate for the year ended October 31, 2008 were $7,024,044 and 3.0%, respectively.

8  Concentration of Portfolio Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

High Income Opportunities Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio ("the Portfolio") (formerly High Income Portfolio), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2008, by correspondence with the custodian, brokers, and selling agent banks; where replies were not received from brokers and selling agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 18, 2008

Eaton Vance High Income Opportunities Fund
High Income Opportunities Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance High Income Opportunities Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	87,211,567	2,412,744
Thomas E. Faust Jr.	87,212,063	2,412,249
Allen R. Freedman	87,205,061	2,419,251
William H. Park	87,248,038	2,376,274
Ronald A. Pearlman	87,195,595	2,428,717
Helen Frame Peters	87,249,995	2,374,316
Heidi L. Steiger	87,242,196	2,382,116
Lynn A. Stout	87,238,622	2,385,690
Ralph F. Verni	87,214,982	2,409,329

Each nominee was also elected a Trustee of High Income Opportunities Portfolio.

High Income Opportunities Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	86%	2%
Thomas E. Faust Jr.	86%	2%
Allen R. Freedman	86%	2%
William H. Park	86%	2%
Ronald A. Pearlman	86%	2%
Helen Frame Peters	86%	2%
Heidi L. Steiger	86%	2%
Lynn A. Stout	86%	2%
Ralph F. Verni	86%	2%

Results are rounded to the nearest whole number.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the High Income Opportunities Portfolio (formerly, High Income Portfolio) (the "Portfolio"), the portfolio in which the Eaton Vance High Income Opportunities Fund (formerly, Eaton Vance High Income Fund) (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003). Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Opportunities Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 81 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 26 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Income Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-12/08  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	10/31/07	10/31/08

Audit Fees	$76,580	$74,865

Audit-Related Fees(1)	0	0

Tax Fees(2)	11,312	11,710

All Other Fees(3)	0	819

Total	$87,892	$87,394

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

For the fiscal years ended October 31, 2007 and October 31, 2008, the registrant was billed $35,000 and $40,000, respectively, by D&T the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

 (g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended October 31 2007 and the fiscal year ended October 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	10/31/07	10/31/08

Registrant	$11,312	$11,710

Eaton Vance(1)	$286,446	$317,301

(1)   Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunites Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2008

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 18, 2008